OAK ASSOCIATES FUNDS

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

March 2, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Oak Associates Funds (the “Registrant”)

File Nos. 333-42115, 811-08549

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information (“SAI”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 45 (the “Amendment”) to the Registrant's registration statement on Form N-1A, and (ii) the Amendment was filed electronically on February 28, 2022 for immediate effectiveness (Accession No. 0001580642-22-001046).

If you need any further assistance, please contact the undersigned at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

Maggie Bull

Secretary